Note 6 - Investment Securities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Table Text Block]
	Less than 12 Months		12 Months or Longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(In Thousands)
June 30, 2015:
Debt securities issued by U.S. government corporations and agencies	$3,200	$5	$4,472	$26	$7,672	$31
Obligations of states and municipalities	3,795	80	1,440	60	5,235	140
Mortgage-backed securities	10,250	136	25,581	581	35,831	717
Total temporarily impaired securities	17,245	221	31,493	667	48,738	888

Other-than-temporarily impaired securities
Mortgage-backed securities	17	-	252	26	$269	26
Total temporarily impaired and other-than-temporarily impaired securities	$17,262	$221	$31,745	$693	$49,007	$914

December 31, 2014:
Debt securities issued by U.S. Government corporations and agencies	$4,486	$12	13,077	$127	$17,563	$139
Obligations of states and municipalities	526	12	1,772	40	2,298	52
Mortgage-backed securities	1,422	6	36,550	593	37,972	599
Total temporarily impaired securities	6,434	30	51,399	760	57,833	790

Other-than-temporarily impaired securities:
Mortgage-backed securities	-	-	274	30	274	30
Total temporarily impaired and other- than-temporarily impaired securities	$6,434	$30	51,673	$790	$58,107	$820

	Less than 12 Months		12 Months or Longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(In Thousands)
December 31, 2014:
Debt securities issued by U.S. Government corporations and agencies	$4,486	$12	$13,077	$127	$17,563	$139
Obligations of states and municipalities	526	12	1,772	40	2,298	52
Mortgage-backed securities	1,422	6	36,550	593	37,972	599
Total temporarily impaired securities	6,434	30	51,399	760	57,833	790

Other-than-temporarily impaired securities:
Mortgage-backed securities	-	-	274	30	274	30
Total temporarily impaired and other- than-temporarily impaired securities	$6,434	$30	$51,673	$790	$58,107	$820

December 31, 2013:
Debt securities issued by U.S. Government corporations and agencies	$18,247	$520	$-	$-	$18,247	$520
Obligations of states and municipalities	3,340	198	-	-	3,340	198
Mortgage-backed securities	42,185	1,958	6,240	359	48,425	2,317
Total temporarily impaired securities	63,772	2,676	6,240	359	70,012	3,035

Other-than-temporarily impaired securities:
Mortgage-backed securities	-	-	331	40	331	40
Total temporarily impaired and other- than-temporarily impaired securities	$63,772	$2,676	$6,571	$399	$70,343	$3,075

Available-for-sale Securities [Table Text Block]
	INVESTMENT PORTFOLIO
	(In Thousands)

	June 30, 2015
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Loss	Value	Yield

AVAILABLE-FOR-SALE SECURITIES
U.S. government and agency securities
Due after one to five years	$14,703	$14	$31	$14,686	1.26%
Due after five to ten years	500	4	-	504	1.85%
Total U.S. government and agency securities	15,203	18	31	15,190	1.28%
State and municipal securities
Due after one to five years	376	6	-	382	4.25%
Due after five to ten years	4,758	139	46	4,851	3.66%
Due after ten to fifteen years	7,287	289	50	7,526	4.19%
Due beyond fifteen years	2,512	1	44	2,469	3.20%
Total state and municipal securities	14,933	435	140	15,228	3.86%
Mortgage-backed securities
Due after one to five years	465	8	-	473	3.11%
Due after five to ten years	1,674	33	2	1,705	3.33%
Due after ten to fifteen years	26,470	39	346	26,163	2.43%
Due beyond fifteen years	16,543	27	395	16,175	3.07%
Total mortgage-backed securities	45,152	107	743	44,516	2.71%
SBA loan pool
Due after five to ten years	382	30	-	412	4.68%
Total SBA loan pool	382	30	-	412	4.68%

Total available-for-sale securities	$75,670	$590	$914	$75,346	2.66%
	INVESTMENT PORTFOLIO
	(In Thousands)

	December 31,2014
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Loss	Value	Yield

AVAILABLE-FOR-SALE SECURITIES
U.S. government and agency securities
Due after one to five years	$16,702	$1	$135	$16,568	1.21%
Due after five to ten years	1,500	-	4	1,496	1.83%
Total U.S. government and agency securities	18,202	1	139	18,064	1.27%
State and municipal securities
Due after one to five years	559	24	-	583	2.26%
Due after five to ten years	4,835	184	31	4,988	3.22%
Due after ten to fifteen years	8,065	445	21	8,489	3.23%
Due beyond fifteen years	2,513	26	-	2,539	3.09%
Total state and municipal securities	15,972	679	52	16,599	3.18%
Mortgage-backed securities
Due within one year	-	-	-	-	-
Due after one to five years	588	14	-	602	2.97%
Due after five to ten years	1,846	36	1	1,881	2.25%
Due after ten to fifteen years	28,811	42	360	28,493	1.78%
Due beyond fifteen years	17,912	48	268	17,692	2.38%
Total mortgage-backed securities	49,157	140	629	48,668	2.03%
SBA loan pool
Due after ten to fifteen years	440	34	-	474	4.96%
Total SBA loan pool	440	34	-	474	4.96%

Total available-for-sale securities	$83,771	$854	$820	$83,805	2.36%

	Amortized	Gross	Gross
	Cost	Unrealized	Unrealized	Fair
	Basis	Gains	Losses	Value
	(In Thousands)
December 31, 2014:
Debt securities issued by U.S. government corporations and agencies	$18,202	$1	$139	$18,064
Obligations of states and municipalities	15,972	679	52	16,599
Mortgage-backed securities	49,157	140	629	48,668
SBA loan pools	440	34	-	474
Money market mutual funds	1	-	-	1
	83,772	854	820	83,806
Money market mutual funds included in cash and cash equivalents	(1)	-	-	(1)
	$83,771	$854	$820	$83,805

December 31, 2013:
Debt securities issued by U.S. government corporations and agencies	$18,767	$-	$520	$18,247
Obligations of states and municipalities	13,780	391	198	13,973
Mortgage-backed securities	56,799	126	2,357	54,568
SBA loan pools	611	50	-	661
Money market mutual funds	346	-	-	346
	90,303	567	3,075	87,795
Money market mutual funds included in cash and cash equivalents	(346)	-	-	(346)
	$89,957	$567	$3,075	$87,449

Investments Classified by Contractual Maturity Date [Table Text Block]
Fair
Value
(In Thousands)
Due after one year through five years	$16,568
Due after five years through ten years	7,067
Due after ten years	11,028
Mortgage-backed securities	48,668
SBA loan pools	474
$83,805

Schedule of Temporary Impairment Losses, Investments [Table Text Block]
	2014	2013
	Mortgage-Backed	Mortgage-Backed
	Securities	Securities
	(In Thousands)
Total other-than-temporary impairment losses	$38	$57
Less: unrealized other-than-temporary losses recognized in other comprehensive income/loss (1)	(30)	(40)

Net impairment losses recognized in earnings (2)	$8	$17

Other than Temporary Impairment, Credit Losses Recognized in Earnings [Table Text Block]
Mortgage-Backed
Securities
(In Thousands)
Balance, December 31, 2013	$29
Additions for the credit component on debt securities in which other-than-temporary impairment was previously recognized	8
Balance, December 31, 2014	$37
Mortgage-Backed
Securities
(In Thousands)
Balance, December 31, 2012	$12
Additions for the credit component on debt securities in which other-than-temporary impairment was previously recognized	17
Balance, December 31, 2013	$29